Segment Information (Tables)	9 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Segment Information
Segment information as of and for the nine months ended December 31, 2020 and 2021 is as follows:

As of and for the nine months ended December 31, 2020

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥1,258,173	¥6,207,728	¥1,853,641	¥227,171	¥9,546,713	¥—	¥9,546,713
Intersegment	—	153,209	9,520	14,270	176,999	(176,999)	—

Total	1,258,173	6,360,937	1,863,161	241,441	9,723,712	(176,999)	9,546,713

Segment profit (loss)	¥152,379	¥52,624	¥250,581	¥(8,584)	¥447,000	¥—	¥447,000

Segment assets	¥1,382,083	¥8,061,407	¥10,280,529	¥360,515	¥20,084,534	¥695,669	¥20,780,203
Depreciation and amortization	50,324	378,524	617,238	11,484	1,057,570	—	1,057,570
Capital expenditures	28,358	348,446	1,485,375	7,004	1,869,183	—	1,869,183

As of and for the nine months ended December 31, 2021

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥1,602,096	¥6,668,657	¥2,114,335	¥291,925	¥10,677,013	¥—	¥10,677,013
Intersegment	—	155,020	2,124	17,041	174,185	(174,185)	—

Total	1,602,096	6,823,677	2,116,459	308,966	10,851,198	(174,185)	10,677,013

Segment profit (loss)	¥232,395	¥188,547	¥258,149	¥(7,446)	¥671,645	¥—	¥671,645

Segment assets	¥1,465,871	¥8,795,380	¥10,914,940	¥385,776	¥21,561,967	¥687,812	¥22,249,779
Depreciation and amortization	49,127	381,128	661,252	12,728	1,104,235	—	1,104,235
Capital expenditures	30,189	287,082	1,639,003	10,501	1,966,775	—	1,966,775

Segment information for the three months ended December 31, 2020 and 2021 is as follows:

For the three months ended December 31, 2020

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥490,857	¥2,585,190	¥614,549	¥80,973	¥3,771,569	¥—	¥3,771,569
Intersegment	—	52,925	3,097	5,434	61,456	(61,456)	—

Total	490,857	2,638,115	617,646	86,407	3,833,025	(61,456)	3,771,569

Segment profit (loss)	¥72,715	¥123,127	¥85,715	¥(3,822)	¥277,735	¥—	¥277,735

For the three months ended December 31, 2021

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Life Creation and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥578,366	¥2,333,388	¥671,777	¥105,254	¥3,688,785	¥—	¥3,688,785
Intersegment	—	55,365	834	6,008	62,207	(62,207)	—

Total	578,366	2,388,753	672,611	111,262	3,750,992	(62,207)	3,688,785

Segment profit (loss)	¥84,258	¥71,443	¥81,335	¥(7,587)	¥229,449	¥—	¥229,449

Explanatory notes:

1.
Segment profit (loss) of each segment is measured in a consistent manner with consolidated operating profit, which is profit before income taxes before share of profit of investments accounted for using the equity method and finance income and finance costs. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable.

2.
Segment assets of each segment are defined as total assets including investments accounted for using the equity method, derivatives, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated based on the most reasonable measures applicable except for the corporate assets described below.

3.	Intersegment sales revenues are generally made at values that approximate arm’s-length prices.

4.
Reconciling items include elimination of intersegment transactions and balances as well as unallocated corporate assets. Unallocated corporate assets, included in reconciling items as of December 31, 2020 and 2021 amounted to ¥931,069 million and ¥847,711 million, respectively, which consist primarily of the Company’s cash and cash equivalents and financial assets measured at fair value through other comprehensive income.

Supplemental Geographical Information Based on Location
Supplemental geographical information based on the location of the Company and its subsidiaries

As of and for the nine months ended December 31, 2020

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥1,559,844	¥5,200,322	¥350,963	¥2,124,773	¥310,811	¥9,546,713	¥—	¥9,546,713
Inter-geographic areas	1,189,865	270,594	121,711	329,638	4,509	1,916,317	(1,916,317)	—

Total	2,749,709	5,470,916	472,674	2,454,411	315,320	11,463,030	(1,916,317)	9,546,713

Operating profit (loss)	¥(31,386)	¥269,236	¥18,352	¥170,069	¥421	¥426,692	¥20,308	¥447,000

Assets	¥5,048,475	¥11,271,264	¥666,494	¥2,996,726	¥484,914	¥20,467,873	¥312,330	¥20,780,203
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,038,243	¥4,637,887	¥58,660	¥643,185	¥114,368	¥8,492,343	¥—	¥8,492,343
As of and for the nine months ended December 31, 2021
	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥1,713,992	¥5,681,155	¥440,255	¥2,400,719	¥440,892	¥10,677,013	¥—	¥10,677,013
Inter-geographic areas	1,506,703	341,172	89,067	491,398	7,479	2,435,819	(2,435,819)	—

Total	3,220,695	6,022,327	529,322	2,892,117	448,371	13,112,832	(2,435,819)	10,677,013

Operating profit (loss)	¥26,663	¥414,075	¥17,764	¥232,250	¥18,642	¥709,394	¥(37,749)	¥671,645

Assets	¥5,250,120	¥12,310,903	¥553,219	¥3,491,191	¥505,794	¥22,111,227	¥138,552	¥22,249,779
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,006,685	¥5,196,501	¥55,887	¥667,201	¥133,948	¥9,060,222	¥—	¥9,060,222
For the three months ended December 31, 2020
	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥559,587	¥2,068,582	¥114,672	¥892,829	¥135,899	¥3,771,569	¥—	¥3,771,569
Inter-geographic areas	518,693	99,268	58,881	136,149	1,887	814,878	(814,878)	—

Total	1,078,280	2,167,850	173,553	1,028,978	137,786	4,586,447	(814,878)	3,771,569

Operating profit (loss)	¥43,691	¥149,920	¥7,114	¥79,132	¥(1,653)	¥278,204	¥(469)	¥277,735

For the three months ended December 31, 2021
	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥607,190	¥1,849,299	¥122,244	¥949,803	¥160,249	¥3,688,785	¥—	¥3,688,785
Inter-geographic areas	514,470	104,766	8,779	181,501	2,340	811,856	(811,856)	—

Total	1,121,660	1,954,065	131,023	1,131,304	162,589	4,500,641	(811,856)	3,688,785

Operating profit (loss)	¥11,614	¥134,619	¥4,897	¥98,383	¥1,575	¥251,088	¥(21,639)	¥229,449

Explanatory notes:

1.	Major countries in each geographic area:

North America	United States, Canada, Mexico
Europe	United Kingdom, Germany, Belgium, Italy, France
Asia	Thailand, China, India, Vietnam, Malaysia
Other Regions	Brazil, Australia

2.
Operating profit (loss) of each geographical region is measured in a consistent manner with consolidated operating profit, which is profit before income taxes before share of profit of investments accounted for using the equity method and finance income and finance costs.

3.	Assets of each geographical region are defined as total assets including investments accounted for using the equity method, derivatives, and deferred tax assets.

4.	Sales revenues between geographic areas are generally made at values that approximate arm’s-length prices.

5.
Reconciling items include elimination of inter-geographic transactions and balances as well as unallocated corporate assets. Unallocated corporate assets, included in reconciling items as of December 31, 2020 and 2021 amounted to ¥931,069 million and ¥847,711 million, respectively, which consist primarily of the Company’s cash and cash equivalents and financial assets measured at fair value through other comprehensive income.